CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF EQUITY - USD ($) $ in Millions	Parent's Net Investment and Advances	Additional paid-in capital	Accumulated Deficit	Accumulated other comprehensive loss	Noncontrolling interests in subsidiaries	Total
Balance at the beginning of the period at Dec. 31, 2013	$ 1,454			$ (208)	$ 1	$ 1,247
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(164)				2	(162)
Net changes in other comprehensive income (loss)				(111)		(111)
Dividends paid to noncontrolling interests					(1)	(1)
Net changes in parent's net investment and advances	424				2	426
Balance at the end of the period at Dec. 31, 2014	1,714			(319)	20	1,415
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(359)				7	(352)
Net changes in other comprehensive income (loss)				(82)		(82)
Dividends paid to noncontrolling interests					(8)	(8)
Net changes in parent's net investment and advances	(243)				(2)	(245)
Balance at the end of the period at Dec. 31, 2015	1,112			(401)	17	728
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(81)				8	(73)
Net changes in other comprehensive income (loss)				(75)		(75)
Dividends paid to noncontrolling interests					(10)	(10)
Net changes in parent's net investment and advances	(318)				(2)	(320)
Balance at the end of the period at Sep. 30, 2016	713			(476)	13	250
Balance at the beginning of the period at Dec. 31, 2015	1,112			(401)	17	728
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(87)				10	(77)
Net changes in other comprehensive income (loss)				(22)		(22)
Dividends paid to noncontrolling interests					(14)	(14)
Net changes in parent's net investment and advances	(437)				(1)	(438)
Balance at the end of the period at Dec. 31, 2016	588			(423)	12	177
Increase (Decrease) in Stockholders' Equity
Net income (loss)	67		$ (1)		8	74
Net changes in other comprehensive income (loss)				111		111
Dividends paid to noncontrolling interests					(9)	(9)
Net changes in parent's net investment and advances	663					663
Conversion of Parent's net investment and advances to paid-in capital	$ (1,318)	$ 1,318
Balance at the end of the period at Sep. 30, 2017		$ 1,318	$ (1)	$ (312)	$ 11	$ 1,016